PREFERRED LIMITED PARTNERS' EQUITY (Details) shares in Thousands, $ in Millions, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Jun. 30, 2023	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CAD ($) shares
Disclosure of preferred limited partners [Line Items]
Preferred limited partners’ equity	$ 760		$ 760	$ 760
Preferred limited partners’ equity
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares) | shares	38,000		38,000			38,000
Dividends declared for the year ended			$ 41	44
Preferred limited partners’ equity	$ 760		760	760
Dividends recognised as distributions to owners			$ 41	44	$ 55
Series 7 (C$175)
Disclosure of preferred limited partners [Line Items]
Notional amount						$ 175
Number of shares outstanding (in shares) | shares	7,000		7,000			7,000
Dividend rate			5.50%
Earliest permitted redemption date			January 2026
Dividends declared for the year ended			$ 7	7
Preferred limited partners’ equity	$ 128		$ 128	128
Series 11 (C$250)
Disclosure of preferred limited partners [Line Items]
Notional amount						$ 250
Number of shares outstanding (in shares) | shares	0		0			0
Dividend rate			5.00%
Earliest permitted redemption date			April 2022
Dividends declared for the year ended			$ 0	3
Preferred limited partners’ equity	$ 0		$ 0	0
Series 13 (C$250)
Disclosure of preferred limited partners [Line Items]
Notional amount						$ 250
Number of shares outstanding (in shares) | shares	10,000		10,000			10,000
Dividend rate			6.05%
Earliest permitted redemption date			April 2028
Dividends declared for the year ended			$ 9	10
Preferred limited partners’ equity	$ 196		$ 196	196
Series 15 (C$175)
Disclosure of preferred limited partners [Line Items]
Notional amount						$ 175
Number of shares outstanding (in shares) | shares	7,000		7,000			7,000
Dividend rate			5.75%
Earliest permitted redemption date			April 2024
Dividends declared for the year ended			$ 7	8
Preferred limited partners’ equity	$ 126		$ 126	126
Series 17 ($200)
Disclosure of preferred limited partners [Line Items]
Notional amount						$ 200
Number of shares outstanding (in shares) | shares	8,000		8,000			8,000
Dividend rate			5.25%
Earliest permitted redemption date			March 2025
Dividends declared for the year ended			$ 11	11
Preferred limited partners’ equity	$ 195		$ 195	195
Series 18 (C$150)
Disclosure of preferred limited partners [Line Items]
Notional amount						$ 150
Number of shares outstanding (in shares) | shares	6,000		6,000			6,000
Dividend rate			5.50%
Earliest permitted redemption date			April 2027
Dividends declared for the year ended			$ 7	5
Preferred limited partners’ equity	$ 115		$ 115	$ 115
Class A Preferred Limited Partnership Series 13 Units
Disclosure of preferred limited partners [Line Items]
Preferred limited partners distribution		6.05%
Class A Preferred Limited Partnership Units
Disclosure of preferred limited partners [Line Items]
Percent of public float allowable for repurchase	10.00%
Repurchase of shares (in shares) | shares			0	0